Loans and borrowings (restated) (Tables)	12 Months Ended
Dec. 31, 2023
Loans and borrowings (restated)
Schedule of loans and borrowings
Loans and borrowings operations can be summarized as follows:
	Average interest rate (%)	Year of maturity	December 31, 2023	December 31, 2022 restated
In US$
Advance on Foreign Exchange Contract (ACC)	2.28% p.a. to 4.86% p.a.	2023	-	96,386
Export Credit Note (NCE)	SOFR Overnight(a) + 2.33% p.a.	2026	110,648	142,658
Working Capital Loan	5.02% p.a. / SOFR Overnight(a) + 2.79% p.a. to 2.90% p.a.	2026 to 2028	380,757	452,276
Total			491,405	691,320
In R$
Export Credit Note (NCE)	CDI(b) + 1.10% p.a. to 1.75% p.a.	2023 to 2028	236,058	298,443
Total			236,058	298,443
Total loans and borrowings			727,463	989,763

(a)	SOFR Overnight means Secured Overnight Financing Rate.
(b)	CDI (certificado de depósito interbancário) interest rate is an average of interbank overnight rates in Brazil, average during the corresponding period.

Schedule of balances were included as current and non-current borrowings in the consolidated statement of financial position

These balances are presented as current and non-current borrowings in the consolidated statement of financial position as follows:

	December 31, 2023	December 31, 2022 restated
Current
Advance on Foreign Exchange Contract (ACC)	-	96,386
Export Credit Note (NCE)	52,182	87,989
Working Capital Loan	60,537	51,655
	112,719	236,030
Non-current
Export Credit Note (NCE)	294,524	353,112
Working Capital Loan	320,220	400,621
	614,744	753,733
	727,463	989,763

Schedule of maturities of long-term loans and borrowings	The principal balances of long-term loans and borrowings as of December 31, 2023, mature as follows:
Maturity
2025	168,738
2026	190,639
2027	145,923
2028	109,444
Non-current liabilities	614,744

Schedule of reconciliation of change in liabilities to cash flows arising from financing activities

The reconciliation of change in liabilities to cash flows arising from financing activities is shown below:

	Liabilities			Derivative (assets)/liabilities		Net Equity
	Loans and borrowings	Leases (note 14.b)	Accounts payable for business acquired (note 17)	Derivative – assets	Derivative – liabilities	Reserves	Total
Balance as of January 1, 2023	989,763	62,808	210,045	(11,194)	4,109	1,371,095	2,626,626
Changes in cash flow from financing activities
Proceeds from loans and borrowings	205,093	-	-	-	-	-	205,093
Payments related to loans, borrowings, lease liabilities and business acquired	(407,013)	(24,070)	(77,338)	-	-	-	(508,421)
Proceeds from exercise of share options	-	-	-	-	-	1,227	1,227
Repurchase of treasury shares	-	-	-	-	-	(43,414)	(43,414)
Settlement of derivatives	-	-	-	8,266	3,934	-	12,200
Total changes in cash flow from financing activities	(201,920)	(24,070)	(77,338)	8,266	3,934	(42,187)	(333,315)
Exchange rate changes	(48,031)	(2,054)	(7,020)	-	-	-	(57,105)
Other changes - liabilities
New leases (note 14)	-	11,428	-	-	-	-	11,428
Interest expenses	79,439	4,102	-	-	-	-	83,541
Present/fair value adjustment	-	-	4,863	-	-	-	4,863
Interest paid	(91,788)	(4,057)	-	-	-	-	(95,845)
Early lease termination	-	(3,258)	-	-	-	-	(3,258)
Unrealized loss (gain) on financial instruments	-	-	-	(6,692)	(8,043)	-	(14,735)
Monetary adjustment of accounts payable for business acquired	-	-	4,677	-	-	-	4,677
Other changes	-	-	827	-	-	-	827
Total other changes - liabilities	(12,349)	8,215	10,367	(6,692)	(8,043)	-	(8,502)
Total other changes – equity	-	-	-	-	-	180,415	180,415
Balance as of December 31, 2023	727,463	44,899	136,054	(9,620)	-	1,509,323	2,408,119

	Liabilities			Derivative (assets)/liabilities		Net Equity
	Loans and borrowings	Leases (note 14.b)	Accounts payable for business acquired (note 17)	Derivative – assets	Derivative – liabilities	Reserves	Total
Balance as of January 1, 2022	788,709	81,888	85,726	(896)	535	1,052,042	2,008,004
Changes in cash flow from financing activities
Proceeds from loans and borrowings	527,507	-	-	-	-	-	527,507
Payments related to loans, borrowings, lease liabilities and business acquired	(350,571)	(26,993)	(62,338)	-	-	-	(439,902)
Proceeds from exercise of share options	-	-	-	-	-	12,668	12,668
Settlement of derivatives	-	-	-	(647)	1,037	-	390
Total changes in cash flow from financing activities	176,936	(26,993)	(62,338)	(647)	1,037	12,668	100,663
Exchange rate changes	(13,954)	(2,689)	(11,114)	-	-	-	(27,757)
Other changes - liabilities
Additions due to business combination	39,970	11,035	182,637	-	-	-	233,642
New leases (note 14)	-	15,074	-	-	-	-	15,074
Interest expenses	68,198	3,823	-	-	-	-	72,021
Interest paid	(70,096)	(6,169)	-	-	-	-	(76,265)
Fair value adjustment	-	-	11,497	-	-	-	11,497
Early lease termination	-	(12,697)	-	-	-	-	(12,697)
Unrealized loss (gain) on financial instruments	-	-	-	(9,651)	2,537	-	(7,114)
Monetary adjustment of accounts payable for business acquired	-	-	9,108	-	-	-	9,108
Price adjustment review related to business acquired	-	-	217	-	-	-	217
Other changes	-	(464)	(5,688)	-	-	-	(6,152)
Total other changes – liabilities	38,072	10,602	197,771	(9,651)	2,537	-	239,331
Total other changes – equity (restated)	-	-	-	-	-	306,385	306,385
Restated balance as of December 31, 2022	989,763	62,808	210,045	(11,194)	4,109	1,371,095	2,626,626

	Liabilities			Derivative (assets)/liabilities		Net Equity
	Loans and borrowings	Leases	Accounts payable for business acquired	Derivative – assets	Derivative – liabilities	Reserves	Total
Balance as of January 1, 2021	89,230	75,228	-	(8,837)	5,392	185,040	346,053
Changes in cash flow from financing activities
Proceeds from loans and borrowings	740,596	-	-	-	-	-	740,596
Payments related to loans, borrowings and lease liabilities	(75,196)	(17,656)	-	-	-	-	(92,852)
Issuance of common shares at initial public offering	-	-	-	-	-	915,947	915,947
Transaction cost of offering	-	-	-	-	-	(66,876)	(66,876)
Share-based plan contributions	-	-	-	-	-	1,282	1,282
Interest on equity paid	-	-	-	-	-	(6,288)	(6,288)
Dividends paid	-	-	-	-	-	(126,045)	(126,045)
Total changes in cash flow from financing activities	665,400	(17,656)	-	-	-	718,020	1,365,764
Exchange rate changes	22,862	2,054	-	-	-	-	24,916
Other changes - liabilities
Additions due to business combination	-	6,139	-	-	-	-	6,139
New leases	-	15,504	-	-	-	-	15,504
Remeasurement	-	1,351	-	-	-	-	1,351
Interest expenses	23,366	6,369	-	-	-	-	29,735
Interest paid	(12,149)	(5,753)	-	-	-	-	(17,902)
Early lease termination	-	(1,135)	-	-	-	-	(1,135)
Unrealized loss (gain) on financial instruments	-	-	-	7,941	(4,857)	-	3,084
Other changes	-	(213)	85,726	-	-	-	85,513
Total other changes – liabilities	11,217	22,262	85,726	7,941	(4,857)	-	122,289
Total other changes - equity	-	-	-	-	-	148,982	148,982
Balance as of December 31, 2021	788,709	81,888	85,726	(896)	535	1,052,042	2,008,004